Assets and Disposal Groups Held For Sale (Tables)	12 Months Ended
Mar. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Schedule of assets held for sale and disposal groups

JPY (millions)
As of March 31
2019
Intangible assets	¥455,340
Inventories	13,682
Deferred tax assets	7,592
Total assets	¥476,614

Deferred tax liabilities	¥102,947
Provisions	78,836
Other financial liabilities	17,810
Total liabilities	¥199,593

	JPY (millions) As of March 31
	2018	2019
Property, plant and equipment	¥—	¥451
Intangible assets	—	58
Inventories	1,202	—
Trade and other receivables	1,466	179
Cash and cash equivalents	451	629
Other	692	1,379
Total assets	¥3,811	¥2,696

Net defined benefit liabilities	¥—	¥383
Provisions	1,066	—
Trade and other payables	165	210
Other	1,983	959
Total liabilities	¥3,214	¥1,552

	JPY (millions) As of March 31
	2018	2019
Buildings and structures	¥98	¥—
Land	65	—
Investments accounted for using the equity method	18	450
Total	¥181	¥450